Business Description (Details) - Tianjin Wangyi Cloud Technology Co., Ltd [Member]	Jun. 30, 2024	Apr. 15, 2024
Business Description [Line Items]
Equity interest acquired by subsidiary, percentage		50.00%
Additional equity interest acquired by subsidiary, percentage	25.00%